Intangible Assets (Details) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 21, 2021	Dec. 09, 2020	Feb. 28, 2021	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Intangible Assets (Details) [Line Items]
Amortized over period						10 years
Amortization expense				$ 64,909	$ 18,534	$ 68,770	$ 37,070
IP license	$ 50,000	$ 50,000	$ 50,000
Minimum [Member]
Intangible Assets (Details) [Line Items]
Amortized over period				3 years
Maximum [Member]
Intangible Assets (Details) [Line Items]
Amortized over period				10 years